ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

111, Inc. (the "Company"), was incorporated under the laws of the Cayman Islands in May 2013. The Company, through its subsidiaries, variable interest entities ("VIEs") and VIE's subsidiaries (collectively, the "Group"), operates an integrated online and offline platform in the healthcare ecosystem in China, whereby the Group is principally engaged in the sales of medical and wellness products through online retail and wholesale pharmacies and offline retail pharmacies, as well as provision of certain value-added services, such as online consultation services and e-prescription services to consumers in the People's Republic of China (the "PRC").

As of December 31, 2020, the Group operates its business mainly through the following subsidiaries:

Name of subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholdings	Principal activities
Yao Wang Corporation Limited ("Yao Wang")	June 4, 2013	Hong Kong	100%	Investment holding
1 Pharmacy Technology (Shanghai) Co., Ltd. (previously known as Yaofang Information Technology (Shanghai) Co., Ltd., "1 Pharmacy Technology")	August 12, 2013	Shanghai	86%	Warehousing, logistics, research and development, and consulting
Guangdong Yihao Pharmacy Co., Ltd. ("Yihao Pharmacy")	March 7, 2003	Guangdong	VIE	Warehousing, logistics and procurement
Guangdong Yihao Pharmaceutical Chain Co., Ltd. ("Yihao Pharmaceutical Chain")	November 1, 2001	Guangdong	VIE	Retail
Shanghai Yaowang E-commerce Co., Ltd. ("Shanghai Yaowang")	January 15, 2013	Shanghai	VIE	Electronic Commerce
Wuhan Central China Drug Trading Co., Ltd. ("Wuhan Huazhong")	August 5, 2015	Wuhan	70%	Software development and information technology support
Chongqing Yihao Pharmacy Co., Ltd.("Chongqing Yihao Pharmacy")	May 18, 2018	Chongqing	1 Pharmacy Technology's subsidiary	Warehousing and logistics
Tianjin Yihao Pharmacy Co., Ltd. ("Tianjin Yihao Pharmacy")	June 20, 2018	Tianjin	1 Pharmacy Technology's subsidiary	Warehousing and logistics
Kunshan Yifang Pharmacy Co., Ltd. ("Kunshan Yifang Pharmacy")	July 30, 2018	Kunshan	VIE's subsidiary	Warehousing and logistics
Hubei Yihao Pharmacy Co., Ltd (“Hubei Yihao Pharmacy”)	Aug 31, 2019	Wuhuan	1 Pharmacy Technology's subsidiary	Warehousing and logistics
Fujian Yaofang Pharmacy Co.,Ltd (“Fujian Yaofang Pharmacy”)	Aug 13, 2019	Fuzhou	1 Pharmacy Technology's subsidiary	Warehousing and logistics
Shanxi Yaofang Pharmacy Co., Ltd (“Shanxi Yaofang Pharmacy”)	Oct 15, 2020	Shanxi	1 Pharmacy Technology's subsidiary	Warehousing and logistics
Liaoning Yaofang Pharmacy Co., Ltd (“Liaoning Yaofang Pharmacy”)	Nov 6, 2020	Liaoning	1 Pharmacy Technology's subsidiary	Warehousing and logistics